Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Balance Sheet Adjustments [Table Text Block]
The effects of the adoption of the Revenue Standard on the affected line items of our consolidated balance sheet as of December 31, 2017, are as follows:

	As of December 31, 2017
(In thousands)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Accrued liabilities	$248,979	$6,167	$255,146
Deferred income taxes	89,075	(2,418)	86,657
Retained earnings	168,174	(3,749)	164,425

The effects of the adoption of the Revenue Standard on the affected line items of our consolidated balance sheet as of December 31, 2016, are as follows:

	As of December 31, 2016
(In thousands)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Accrued liabilities	$251,082	$6,472	$257,554
Deferred income taxes	83,980	(2,526)	81,454
Accumulated deficit	(19,878)	(3,946)	(23,824)

Schedule of Cash Flows Adjustments [Table Text Block]
The effects of adopting Update 2016-18 on our consolidated statement of cash flows were as follows:

	Year Ended December 31, 2017
(In thousands)	As Previously Reported	Adoption of Update 2016-18	As Adjusted
Net cash provided by operating activities	$414,864	$7,687	$422,551

Cash, cash equivalents and restricted cash, beginning of period	$193,862	$16,488	$210,350
Net increase (decrease) in cash, cash equivalents and restricted cash	9,242	7,687	16,929
Cash, cash equivalents and restricted cash, end of period	$203,104	$24,175	$227,279

	Year Ended December 31, 2016
(In thousands)	As Previously Reported	Adoption of Update 2016-18	As Adjusted
Net cash provided by operating activities	$302,881	$(2,542)	$300,339

Cash, cash equivalents and restricted cash, beginning of period	$158,821	$19,030	$177,851
Net increase (decrease) in cash, cash equivalents and restricted cash	35,041	(2,542)	32,499
Cash, cash equivalents and restricted cash, end of period	$193,862	$16,488	$210,350

	Year Ended December 31, 2015
(In thousands)	As Previously Reported	Adoption of Update 2016-18	As Adjusted
Net cash provided by operating activities	$325,751	$923	$326,674

Cash, cash equivalents and restricted cash, beginning of period	$145,341	$18,107	$163,448
Net increase (decrease) in cash, cash equivalents and restricted cash	13,480	923	14,403
Cash, cash equivalents and restricted cash, end of period	$158,821	$19,030	$177,851

Schedule of Cash and Cash Equivalents and Restricted Cash [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents and restricted cash balances reported within the consolidated balance sheets to the total balance shown in the consolidated statements of cash flows.

	December 31,
(In thousands)	2017	2016	2015
Cash and cash equivalents	$203,104	$193,862	$158,821
Restricted cash	24,175	16,488	19,030
Total cash, cash equivalents and restricted cash	$227,279	$210,350	$177,851

Schedule of Composition of Segments
Headquartered in Las Vegas, we have gaming operations in Nevada, Illinois, Indiana, Iowa, Kansas, Louisiana and Mississippi, which we aggregate in order to present the following three reportable segments:

Las Vegas Locals
Gold Coast Hotel and Casino	Las Vegas, Nevada
The Orleans Hotel and Casino	Las Vegas, Nevada
Sam's Town Hotel and Gambling Hall	Las Vegas, Nevada
Suncoast Hotel and Casino	Las Vegas, Nevada
Eastside Cannery Casino and Hotel	Las Vegas, Nevada
Aliante Casino + Hotel + Spa	North Las Vegas, Nevada
Cannery Casino Hotel	North Las Vegas, Nevada
Eldorado Casino	Henderson, Nevada
Jokers Wild Casino	Henderson, Nevada

Downtown Las Vegas
California Hotel and Casino	Las Vegas, Nevada
Fremont Hotel and Casino	Las Vegas, Nevada
Main Street Station Casino, Brewery and Hotel	Las Vegas, Nevada

Midwest and South
Par-A-Dice Hotel Casino	East Peoria, Illinois
Blue Chip Casino, Hotel & Spa	Michigan City, Indiana
Diamond Jo Dubuque	Dubuque, Iowa
Diamond Jo Worth	Northwood, Iowa
Kansas Star Casino	Mulvane, Kansas
Amelia Belle Casino	Amelia, Louisiana
Delta Downs Racetrack Casino & Hotel	Vinton, Louisiana
Evangeline Downs Racetrack and Casino	Opelousas, Louisiana
Sam's Town Hotel and Casino	Shreveport, Louisiana
Treasure Chest Casino	Kenner, Louisiana
IP Casino Resort Spa	Biloxi, Mississippi
Sam's Town Hotel and Gambling Hall	Tunica, Mississippi

Schedule of Allowance for Doubtful Accounts
The activity comprising our allowance for doubtful accounts is as follows:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Beginning balance, January 1,	$1,971	$2,087	$1,971
Additions due to Acquisitions	—	87	—
Additions	478	345	361
Deductions	(377)	(548)	(245)
Ending balance	$2,072	$1,971	$2,087

Schedule of Property and Equipment
The estimated useful lives of our major components of property and equipment are:

Building and improvements	3 through 40 years
Riverboats and barges	5 through 40 years
Furniture and equipment	1 through 10 years
Property and equipment, net consists of the following:

	December 31,
(In thousands)	2017	2016
Land	$294,533	$251,316
Buildings and improvements	2,935,539	2,915,664
Furniture and equipment	1,311,704	1,243,724
Riverboats and barges	238,926	239,264
Construction in progress	59,538	86,226
Other	—	726
Total property and equipment	4,840,240	4,736,920
Less accumulated depreciation	2,300,454	2,131,751
Property and equipment, net	$2,539,786	$2,605,169

Schedule of Bond Maturity Dates
Future maturities of the City Bonds, excluding the discount, for the years ending December 31 are summarized as follows:

(In thousands)
For the year ending December 31,
2018	$475
2019	510
2020	550
2021	590
2022	635
Thereafter	17,760
Total	$20,520

Changes in Self-Insurance Reserves
Self-insurance reserves are included in other liabilities on our consolidated balance sheets.

The activity comprising our self-insurance reserves is as follows:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Beginning balance	$31,022	$30,068	$33,004
Additions
Charged to costs and expenses	84,209	79,685	80,311
Due to acquisitions	—	14	—
Payments made	(81,236)	(78,745)	(83,247)
Ending balance	$33,995	$31,022	$30,068

Schedule of Promotional Allowances

	Year Ended December 31,
(In thousands)	2017	2016	2015
Food and beverage	$171,904	$147,494	$151,407
Room	76,565	75,647	77,678
Other	10,900	11,076	11,320

Weighted-Average Assumptions Used in Estimating the Fair Value of Significant Stock Option Grants and Awards
The following table discloses the weighted-average assumptions used in estimating the fair value of our significant stock option grants and awards in prior years:

	Year Ended December 31,
	2016	2015
Expected stock price volatility	46.62%	49.06%
Risk-free interest rate	1.39%	1.59%
Expected option life (in years)	5.4	5.3
Estimated fair value per share	$7.67	$9.06

Schedule of Prospective Adoption of New Accounting Pronouncements [Table Text Block]
The effects of the adoption of the Revenue Standard on our results for the year ended December 31, 2017, are as follows:

	Year Ended December 31, 2017
(In thousands, except per share data)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Revenues
Gaming	$1,972,422	$(232,154)	$1,740,268
Food and beverage	349,271	(2,892)	346,379
Room	188,689	(1,894)	186,795
Other	132,695	(5,318)	127,377
Gross revenues	2,643,077	(242,258)	2,400,819
Less promotional allowances	259,370	(259,370)	—
Net revenues	2,383,707	17,112	2,400,819
Operating costs and expenses
Gaming	923,266	(163,654)	759,612
Food and beverage	194,524	140,982	335,506
Room	52,196	32,992	85,188
Other	77,129	6,486	83,615
Selling, general and administrative	362,037	—	362,037
Maintenance and utilities	109,462	—	109,462
Depreciation and amortization	217,522	—	217,522
Corporate expense	88,148	—	88,148
Project development, preopening and writedowns	14,454	—	14,454
Impairments of assets	(426)	—	(426)
Other operating items, net	1,900	—	1,900
Total operating costs and expenses	2,040,212	16,806	2,057,018
Operating income	343,495	306	343,801
Other expense (income)
Interest income	(1,818)	—	(1,818)
Interest expense, net of amounts capitalized	173,108	—	173,108
Loss on early extinguishments and modifications of debt	1,582	—	1,582
Other, net	(184)	—	(184)
Total other expense, net	172,688	—	172,688
Income from continuing operations before income taxes	170,807	306	171,113
Income tax provision	(3,006)	(109)	(3,115)
Income from continuing operations, net of tax	167,801	197	167,998
Income from discontinued operations, net of tax	21,392	—	21,392
Net income	$189,193	$197	$189,390

Basic net income per common share
Continuing operations	$1.46	$—	$1.46
Discontinued operations	0.19	—	0.19
Basic net income per common share	$1.65	$—	$1.65
Weighted average basic shares outstanding	114,957	—	114,957

Diluted net income per common share
Continuing operations	$1.45	$—	$1.45
Discontinued operations	0.19	—	0.19
Diluted net income per common share	$1.64	$—	$1.64
Weighted average diluted shares outstanding	115,628	—	115,628

The effects of the adoption of the Revenue Standard on our results for the year ended December 31, 2016, are as follows:

	Year Ended December 31, 2016
(In thousands, except per share data)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Revenues
Gaming	$1,820,176	$(209,783)	$1,610,393
Food and beverage	306,145	(3,440)	302,705
Room	170,816	(1,425)	169,391
Other	122,416	(5,646)	116,770
Gross revenues	2,419,553	(220,294)	2,199,259
Less promotional allowances	235,577	(235,577)	—
Net revenues	2,183,976	15,283	2,199,259
Operating costs and expenses
Gaming	880,716	(155,638)	725,078
Food and beverage	170,053	130,713	300,766
Room	44,245	33,489	77,734
Other	76,719	6,688	83,407
Selling, general and administrative	322,009	250	322,259
Maintenance and utilities	100,020	—	100,020
Depreciation and amortization	196,226	—	196,226
Corporate expense	72,668	—	72,668
Project development, preopening and writedowns	22,107	—	22,107
Impairments of assets	38,302	—	38,302
Other operating items, net	284	—	284
Total operating costs and expenses	1,923,349	15,502	1,938,851
Operating income	260,627	(219)	260,408
Other expense (income)
Interest income	(2,961)	—	(2,961)
Interest expense, net of amounts capitalized	212,692	—	212,692
Loss on early extinguishments and modifications of debt	42,364	—	42,364
Other, net	545	—	545
Total other expense, net	252,640	—	252,640
Income from continuing operations before income taxes	7,987	(219)	7,768
Income tax benefit	197,486	2,447	199,933
Income from continuing operations, net of tax	205,473	2,228	207,701
Income from discontinued operations, net of tax	212,530	—	212,530
Net income	$418,003	$2,228	$420,231

Basic net income per common share
Continuing operations	$1.79	$0.02	$1.81
Discontinued operations	1.86	—	1.86
Basic net income per common share	$3.65	$0.02	$3.67
Weighted average basic shares outstanding	114,507	—	114,507

Diluted net income per common share
Continuing operations	$1.78	$0.02	$1.80
Discontinued operations	1.85	—	1.85
Diluted net income per common share	$3.63	$0.02	$3.65
Weighted average diluted shares outstanding	115,189	—	115,189

The effects of the adoption of the Revenue Standard on our results for the year ended December 31, 2015, are as follows:

	Year Ended December 31, 2015
(In thousands, except per share data)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Revenues
Gaming	$1,847,167	$(215,990)	$1,631,177
Food and beverage	307,442	(3,656)	303,786
Room	163,509	(1,261)	162,248
Other	123,959	(6,339)	117,620
Gross revenues	2,442,077	(227,246)	2,214,831
Less promotional allowances	242,645	(242,645)	—
Net revenues	2,199,432	15,399	2,214,831
Operating costs and expenses
Gaming	900,922	(160,899)	740,023
Food and beverage	168,096	133,717	301,813
Room	41,298	35,605	76,903
Other	80,508	6,342	86,850
Selling, general and administrative	322,420	252	322,672
Maintenance and utilities	104,548	—	104,548
Depreciation and amortization	207,118	—	207,118
Corporate expense	76,941	—	76,941
Project development, preopening and writedowns	6,907	—	6,907
Impairments of assets	18,565	—	18,565
Other operating items, net	907	—	907
Total operating costs and expenses	1,928,230	15,017	1,943,247
Operating income	271,202	382	271,584
Other expense (income)
Interest income	(1,858)	—	(1,858)
Interest expense, net of amounts capitalized	224,590	—	224,590
Loss on early extinguishments and modifications of debt	40,733	—	40,733
Other, net	3,676	—	3,676
Total other expense, net	267,141	—	267,141
Income from continuing operations before income taxes	4,061	382	4,443
Income tax benefit	6,634	(9)	6,625
Income from continuing operations, net of tax	10,695	373	11,068
Income from discontinued operations, net of tax	36,539	—	36,539
Net income	$47,234	$373	$47,607

Basic net income per common share
Continuing operations	$0.10	$—	$0.10
Discontinued operations	0.32	—	0.32
Basic net income per common share	$0.42	$—	$0.42
Weighted average basic shares outstanding	112,789	—	112,789

Diluted net income per common share
Continuing operations	$0.10	$—	$0.10
Discontinued operations	0.32	—	0.32
Diluted net income per common share	$0.42	$—	$0.42
Weighted average diluted shares outstanding	113,676	—	113,676

Schedule of Income Statement Adjustments [Table Text Block]
The effects of the adoption of the Revenue Standard on the affected line items of our consolidated cash flow statement for the year ended December 31, 2017, are as follows:

	Year Ended December 31, 2017
(In thousands)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Net income	$189,193	$197	$189,390
Deferred income taxes	5,095	108	5,203
Accounts payable and accrued liabilities	13,521	(305)	13,216
Net cash provided by operating activities	414,864	—	414,864

The effects of the adoption of the Revenue Standard on the affected line items of our consolidated cash flow statement for the year ended December 31, 2016, are as follows:

	Year Ended December 31, 2016
(In thousands)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Net income	$418,003	$2,228	$420,231
Deferred income taxes	(199,051)	(2,447)	(201,498)
Accounts payable and accrued liabilities	(11,824)	219	(11,605)
Net cash provided by operating activities	302,881	—	302,881

The effects of the adoption of the Revenue Standard on the affected line items of our consolidated cash flow statement for the year ended December 31, 2015, are as follows:

	Year Ended December 31, 2015
(In thousands)	As Previously Reported	Adoption of Revenue Standard	As Adjusted
Net income	$47,234	$373	$47,607
Deferred income taxes	16,846	9	16,855
Accounts payable and accrued liabilities	13,207	(382)	12,825
Net cash provided by operating activities	325,751	—	325,751